Information by segment - Summary of Segment Disclosure for Company's Consolidated Operations (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Total revenues	$ 279,793	$ 245,088	$ 226,740
Cost of goods sold	151,057	134,228	126,440
Gross profit	128,736	110,860	100,300
Administrative expenses	13,678	12,820	11,263
Selling expenses	74,423	63,278	57,718
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method	36,011	28,792	25,787
Depreciation and amortization	12,127	10,531	10,425
Non-cash items other than depreciation and amortization	3,937	1,707	1,738
Equity in earnings (loss) of associated companies and joint ventures	306	215	386
Total assets	307,986	273,520	277,995
Investments in associate companies and joint ventures	10,233	9,246	8,452
Total liabilities	157,445	139,815	146,119
Capital expenditures, net	29,416	21,396	19,665
Operating Segments
Disclosure of operating segments [line items]
Total revenues	269,608	236,635	220,251
Eliminations
Disclosure of operating segments [line items]
Total revenues	10,185	8,453	6,489
Mexico and Central America
Disclosure of operating segments [line items]
Total revenues	166,996	149,362	131,002
Cost of goods sold	86,214	77,698	68,967
Gross profit	80,782	71,665	62,035
Administrative expenses	9,715	9,500	7,872
Selling expenses	44,095	38,843	32,956
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method	25,037	18,152	15,797
Depreciation and amortization	7,597	6,788	6,424
Non-cash items other than depreciation and amortization	2,341	864	957
Equity in earnings (loss) of associated companies and joint ventures	255	206	417
Total assets	187,417	168,011	172,711
Investments in associate companies and joint ventures	9,037	7,963	6,925
Total liabilities	118,616	104,898	113,554
Capital expenditures, net	19,772	13,415	11,759
Mexico and Central America | Operating Segments
Disclosure of operating segments [line items]
Total revenues	156,816	140,935	124,515
Mexico and Central America | Eliminations
Disclosure of operating segments [line items]
Total revenues	10,180	8,427	6,487
South America
Disclosure of operating segments [line items]
Total revenues	112,797	95,726	95,738
Cost of goods sold	64,843	56,530	57,473
Gross profit	47,954	39,195	38,265
Administrative expenses	3,963	3,320	3,391
Selling expenses	30,328	24,435	24,762
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method	10,974	10,640	9,990
Depreciation and amortization	4,530	3,743	4,001
Non-cash items other than depreciation and amortization	1,596	843	781
Equity in earnings (loss) of associated companies and joint ventures	51	9	(31)
Total assets	120,569	105,509	105,284
Investments in associate companies and joint ventures	1,196	1,283	1,527
Total liabilities	38,829	34,917	32,565
Capital expenditures, net	9,644	7,981	7,906
South America | Operating Segments
Disclosure of operating segments [line items]
Total revenues	112,792	95,700	95,736
South America | Eliminations
Disclosure of operating segments [line items]
Total revenues	$ 5	$ 26	$ 2